UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A FORM 13F FILED ON MAY 14, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               5

Form 13F Information Table Value Total:  $      208,788
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABOVENET INC             COM            00374N107    16808   203000 SH       SOLE                 203000      0    0
EL PASO CORP             COM            28336L109    45864  1552084 SH       SOLE                1552084      0    0
GOODRICH CORP            COM            382388106    55106   439300 SH       SOLE                 439300      0    0
JOHNSON & JOHNSON        COM            478160104    76988  1167200 SH  PUT  SOLE                1167200      0    0
THOMAS & BETTS CORP      COM            884315102    14022   195000 SH       SOLE                 195000      0    0